Property and Equipment - net	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment - net
4.	Property and Equipment – net

Property and equipment consist of the following:

	Estimated Life (Years)	June 30, 2016	June 30, 2015
Manufacturing equipment	5 - 10	$6,818,382	$5,796,912
Computer equipment and software	3 - 5	339,723	327,920
Furniture and fixtures	5	92,705	105,402
Leasehold improvements	5 - 7	1,225,099	1,711,018
Construction in progress		597,452	886,624
Total property and equipment		9,073,361	8,827,876

Less accumulated depreciation and amortization		4,703,316	4,552,325
Total property and equipment, net		$4,370,045	$4,275,551

During fiscal 2015, we extended our Orlando lease term and received a tenant improvement allowance from the landlord of $420,014. This allowance was used to construct improvements and was recorded as leasehold improvements and deferred rent liability. It is being amortized over the corresponding lease term.